Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
InfraCap MLP ETF | InfraCap MLP ETF
Risk/Return:
Trading Symbol	AMZA
Tuttle Tactical Management U.S. Core ETF | Tuttle Tactical Management U.S. Core ETF
Risk/Return:
Trading Symbol	TUTT
BioShares Biotechnology Clinical Trials Fund | BioShares Biotechnology Clinical Trials Fund
Risk/Return:
Trading Symbol	BBC
BioShares Biotechnology Products Fund | BioShares Biotechnology Products Fund
Risk/Return:
Trading Symbol	BBP
Virtus Newfleet Multi-Sector Unconstrained Bond ETF | Virtus Newfleet Multi-Sector Unconstrained Bond ETF
Risk/Return:
Trading Symbol	NFLT
Tuttle Tactical Management Multi-Strategy Income ETF | Tuttle Tactical Management Multi-Strategy Income ETF
Risk/Return:
Trading Symbol	TUTI
Virtus Cumberland Municipal Bond ETF | Virtus Cumberland Municipal Bond ETF
Risk/Return:
Trading Symbol	CUMB
iSectors(R) Post-MPT Growth ETF | iSectors(R) Post-MPT Growth ETF
Risk/Return:
Trading Symbol	PMPT
Telsey Millennial Consumer ETF | Telsey Millennial Consumer ETF
Risk/Return:
Trading Symbol	TLSY